Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Accrued Liabilities [Line Items]
Accrued interest		$ 48,391	$ 48,606
Payroll and employee benefit costs		48,930	47,981
Accrued sales rebates		15,039	13,677
Restructuring costs		10,763
Derivatives		10,047	2,327
Accrued taxes - other than income		1,404	1,461
Freight and other		5,108	4,871
Accrued liabilities	$ 95,814	$ 139,682	$ 118,923